DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2019
Dividends Paid And Proposed
Schedule of dividends
Following table provides an overview of the dividends announced by VEON for years 2019 and 2018:

Description	Dividends declared	Dividends paid	Dividends, US$ cents per share

Final for 2019	February 2020	Expected March 2020	15
Interim for 2019	August 2019	August 2019	13

Final for 2018	February 2019	March 2019	17
Interim for 2018	August 2018	August 2018	12

Schedule of declared dividends paid or payable to non-controlling interests
During the 2019, 2018 and 2017 years, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests.

Name of subsidiary	Dividend declared	Dividend paid	Paid or payable to non-controlling interests

Omnium Telecom Algeria S.p.A	June 2019	September 2019	69
VIP Kazakhstan Holding AG	January 2019	January 2019	24
TNS Plus LLP	April 2019	April 2019	12
Rascom CJSC	June 2019	August 2019	3
Total for 2019			108

Omnium Telecom Algeria S.p.A	June 2018	August 2018	76
TNS Plus LLP	April 2018	April 2018	11
TNS Plus LLP	April 2018	August 2018	2
Rascom CJSC	June 2018	July 2018	2
Buzton LLC	July 2018	September 2018	2
Total for 2018			93

VIP Kazakhstan Holding AG	October 2017	October 2017	11
Omnium Telecom Algeria S.p.A	June 2017	August 2017	82
TNS Plus LLP	May 2017	May 2017	12
VIP Kyrgyzstan Holding AG	February 2017	February 2017	55
TNS Plus LLP	January 2017	January 2017	8
Total for 2017			168